Consolidated Statement of Changes in Stockholders' Equity (USD $)	Series A Preferred Stock [Member] Predecessor [Member]	Series B Preferred Stock [Member] Predecessor [Member]	Common Stock [Member] Predecessor [Member]	Common Stock [Member]	Additional Paid-in Capital [Member] Predecessor [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member] Predecessor [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member] Predecessor [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member] Predecessor [Member]	Treasury Stock [Member]	Noncontrolling Interest [Member] Predecessor [Member]	Noncontrolling Interest [Member]	Predecessor [Member]	Total
Balance at Dec. 31, 2012	$ 525,027,000		$ 50,000,000	$ 50,000,000	$ 2,318,000	$ 2,318,000	$ (273,086,000)		$ (30,270,000)		$ (1,264,000)	$ (1,264,000)	$ (288,000)		$ 272,437,000
Net income							13,219,000						295,000		13,514,000
Equity compensation					281,000										281,000
Accrual of paid in kind dividend on cumulative preferred shares	20,805,000	1,649,000					(22,454,000)
Foreign currency translation adjustments									(6,133,000)				(3,000)		(6,136,000)
Pension and postretirement plans, net of tax expense (benefit)									20,577,000						20,577,000
Derivatives valuation, net of tax expense (benefit)									(249,000)						(249,000)
Shares repurchased	(500,000,000)										(35,000)				(500,035,000)
Shares exchanged	(44,977,000)	44,977,000
Shares canceled	(855,000)		(417,000)								1,272,000
Unrealized gain (loss) on available for sale equity securities, net of tax expense (benefit)									145,000						145,000
Dividend paid to non-controlling interest partner													(552,000)		(552,000)
Assignment of value for non controlling interest in business acquisition													17,000		17,000
Balance at Oct. 31, 2013		46,626,000	49,583,000		2,599,000		(282,321,000)		(15,930,000)		(27,000)		(531,000)		(200,001,000)
Balance at Dec. 31, 2010
Net income															1,353,000
Foreign currency translation adjustments															(5,683,000)
Balance at Dec. 31, 2011	480,449,000		50,000,000		2,156,000		(274,458,000)		(14,959,000)		(994,000)		(388,000)		241,806,000
Net income							45,977,000						289,000		46,266,000
Equity compensation					162,000										162,000
Accrual of paid in kind dividend on cumulative preferred shares	44,605,000						(44,605,000)
Foreign currency translation adjustments									(6,242,000)				10,000		(6,232,000)
Pension and postretirement plans, net of tax expense (benefit)									(11,238,000)						(11,238,000)
Derivatives valuation, net of tax expense (benefit)									1,980,000						1,980,000
Shares repurchased											(270,000)				(270,000)
Unrealized gain (loss) on available for sale equity securities, net of tax expense (benefit)									189,000						189,000
Dividend paid to non-controlling interest partner													(677,000)		(677,000)
Dividend paid on preferred stock	(27,000)														(27,000)
Assignment of value for non controlling interest in business acquisition													447,000		447,000
Sale of noncontrolling interest in subsidiary													31,000		31,000
Balance at Dec. 31, 2012	525,027,000			50,000,000	2,318,000	2,318,000	(273,086,000)	(273,086,000)	(30,270,000)	(30,270,000)	(1,264,000)	(1,264,000)	(288,000)	(288,000)	272,437,000	272,437,000
Net income								15,248,000						89,000		15,337,000
Foreign currency translation adjustments																(16,524,000)
Unrealized gain (loss) on available for sale equity securities, net of tax expense (benefit)										94,000						94,000
Dividend paid to non-controlling interest partner														(173,000)		(173,000)
Balance at Mar. 31, 2013				50,000,000		2,357,000		(269,632,000)		(47,207,000)		(1,264,000)		(387,000)		270,688,000
Balance at Dec. 31, 2013						1,212,038,000		(194,222,000)		1,265,000				96,021,000		1,115,102,000
Net income								(7,417,000)						1,469,000		(5,948,000)
Foreign currency translation adjustments																3,288,000
Pension and postretirement plans, net of tax expense (benefit)										228,000						228,000
Unrealized gain (loss) on available for sale equity securities, net of tax expense (benefit)										(34,000)						(34,000)
Dividend paid to non-controlling interest partner														(174,000)		(174,000)
Balance at Mar. 31, 2014				$ 1,182,000		$ 1,401,673,000		$ (201,639,000)		$ 4,751,000				$ 97,311,000		$ 1,303,298,000